Supplemental Cash Flow Information - Schedule of Purchase of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Supplemental Cash Flow Information [Abstract]
Acquisition of intangible assets	$ 54,987	$ 37,508
Add: Opening balance of payable on intangible assets		3,020,475
Less: Ending balance of payable on intangible assets		(3,000,001)
Cash paid during the period	$ 54,987	$ 57,982